Prepaid Expenses And Other Current Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Deposits on contracts			$ 618,417
Prepaid expenses and other current assets		$ 447,206	555,430
Total prepaid expenses and other current assets	$ 817,653	$ 447,206	$ 1,173,847